Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Stock Compensation Cost

The following table sets forth the Company’s paid or accrued stock compensation expense to its officers, directors, employees and contractors.

	Stock Awards	Stock Options Awards	Non-Vested Stock Awards	Securities Underlying Non-Vested Stock	Total
Year ended December 31, 2018	$-	$-	$-	5,816,833	$-
Year ended December 31, 2019	$2,131,920	$19,871	$-	-	$2,151,791

Schedule of Stock Option Activity

A Summary of the status of the Company’s option grants as of December 31, 2019 and 2018 and the changes during the periods then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding December 31, 2017	49,198	$-	5.0	$-
Granted	37,053	$14.0	5.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding December 31, 2018	86,251	$-	5.0	$-
Granted	-	$-	-	-
Exercised	-	$-	-	-
Canceled	86,251	-	-	-
Outstanding December 31, 2019	-	$-	-	$-

Schedule of Stock Option Valuation Model Assumptions

The weighted average fair value at the grant date for options during the year ended December 31, 2018 was estimated using the Black-Scholes option valuation model with the following inputs:

2018
Average expected life in years	5
Average risk-free interest rate	2.20%
Average volatility	253%
Dividend yield	0%

Schedule of Weighted Average Assumptions of Stock Options

A summary of the status of the Company’s vested and non-vested option grants at December 31, 2018 and the weighted average grant date fair value is presented below:

2018	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Grant Date Fair Value
Vested	48,169	$14.0	$679,553
Non-vested	38,082	$13.0	$477,570
Total	86,251	$13.0	$1,157,103

Schedule of Warrants Activity

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during 2019:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at December 31, 2017	126,943	-	-
Granted during the year	471,505	$0.075	2
Exercised during the year	37,987	$0.033	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2018	560,461	-	-
Granted during the year
Exercised during the year
Forfeited during the year	560,461
Warrants outstanding at December 31, 2019	-	-	-